Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities:
Net loss	$ (5,300)	$ (10,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation	500	400
Non-cash interest expense related to sale of future royalties	400	400
Non-cash royalty revenue related to sale of future royalties	(100)
Change in operating assets and liabilities:
Accounts receivable	500
Prepaid expenses and other assets	400	(1,200)
Accounts payable and accrued expenses and other liabilities	(900)	(300)
Net cash used in operating activities	(4,500)	(10,700)
Cash flows from investing activities:
Purchases of short-term investments	(7,000)
Maturity of short-term investments	13,400	6,900
Net cash provided by investing activities	6,400	6,900
Net (decrease) increase in cash and cash equivalents	1,900	(3,800)
Cash and cash equivalents at beginning of period	17,700	49,700
Cash and cash equivalents at end of period	$ 19,600	$ 45,900